VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.1%
		Communication Services: 2.3%
20,500		Nexstar Media Group, Inc.	$ 1,183,465	1.2
148,100	(1)	Vonage Holdings Corp.	1,070,763	1.1
			2,254,228	2.3

		Consumer Discretionary: 4.8%
11,500		Childrens Place, Inc./The	224,940	0.2
16,900		Dine Brands Global, Inc.	484,692	0.5
23,400	(1)	Genesco, Inc.	312,156	0.3
48,600		KB Home	879,660	0.9
7,400		Papa Johns International, Inc.	394,938	0.4
40,700	(1)	Sally Beauty Holdings, Inc.	328,856	0.4
14,300	(1)	TopBuild Corp.	1,024,452	1.1
19,300	(1)	Visteon Corp.	926,014	1.0
			4,575,708	4.8

		Consumer Staples: 4.3%
70,900	(1)	BellRing Brands, Inc.	1,208,845	1.2
59,100	(1)	BJ's Wholesale Club Holdings, Inc.	1,505,277	1.6
33,000	(1)	TreeHouse Foods, Inc.	1,456,950	1.5
			4,171,072	4.3

		Energy: 2.8%
27,500		Cimarex Energy Co.	462,825	0.5
38,100		Delek US Holdings, Inc.	600,456	0.6
108,500		Patterson-UTI Energy, Inc.	254,975	0.3
49,200		Scorpio Tankers, Inc.	940,704	1.0
132,000	(1)	WPX Energy, Inc.	402,600	0.4
			2,661,560	2.8

		Financials: 27.1%
41,900		Ameris Bancorp.	995,544	1.0
24,400		Amerisafe, Inc.	1,573,068	1.6
26,800		Argo Group International Holdings Ltd.	993,208	1.0
67,000		Atlantic Union Bankshares Corp.	1,467,300	1.5
47,000	(1)	Axos Financial, Inc.	852,110	0.9
82,000	(1)	Bancorp, Inc.	497,740	0.5
25,800		Blackstone Mortgage Trust, Inc.	480,396	0.5
49,900		Cathay General Bancorp.	1,145,205	1.2
32,400		Community Bank System, Inc.	1,905,120	2.0
34,200		Hancock Whitney Corp.	667,584	0.7
69,100		Heritage Commerce Corp.	529,997	0.5
44,300		Heritage Financial Corp.	886,000	0.9
38,600		Houlihan Lokey, Inc.	2,011,832	2.1
24,800		Independent Bank Corp.	1,596,376	1.7
71,500		Invesco Mortgage Capital, Inc.	243,815	0.3
158,000		MGIC Investment Corp.	1,003,300	1.0
44,000		OceanFirst Financial Corp.	700,040	0.7
54,100		Pacific Premier Bancorp, Inc.	1,019,244	1.1
20,000		Radian Group, Inc.	259,000	0.3
50,800		Renasant Corp.	1,109,472	1.1
53,800		Sandy Spring Bancorp, Inc.	1,218,032	1.3
93,700		SLM Corp.	673,703	0.7
59,300		TCF Financial Corp.	1,343,738	1.4
21,500	(1)	Triumph Bancorp, Inc.	559,000	0.6
27,800		UMB Financial Corp.	1,289,364	1.3
44,700		WSFS Financial Corp.	1,113,924	1.2
			26,134,112	27.1

		Health Care: 6.2%
31,600	(1)	Horizon Therapeutics Plc	935,992	1.0
39,400	(1)	Immunomedics, Inc.	531,112	0.6
12,700	(1)	LHC Group, Inc.	1,780,540	1.8
22,800	(1)	Merit Medical Systems, Inc.	712,500	0.7
118,000	(1)	R1 RCM, Inc.	1,072,620	1.1
24,900	(1)	Syneos Health, Inc.	981,558	1.0
			6,014,322	6.2

		Industrials: 10.9%
31,000	(1)	Air Transport Services Group, Inc.	566,680	0.6
93,200	(1)	Bloom Energy Corp.	487,436	0.5
94,300	(1)	Evoqua Water Technologies Corp.	1,057,103	1.1
22,900		ICF International, Inc.	1,573,230	1.6
38,400		Kforce, Inc.	981,888	1.0
23,800		Korn Ferry	578,816	0.6
12,700	(1)	Masonite International Corp.	602,615	0.6
27,000	(1)	Mastec, Inc.	883,710	0.9
89,300	(1)	NOW, Inc.	460,788	0.5
32,500		Skywest, Inc.	851,175	0.9
16,200	(1)	Spirit Airlines, Inc.	208,818	0.2
80,500	(1)	Sunrun, Inc.	813,050	0.9
33,600		Triton International Ltd./Bermuda	869,232	0.9
16,500		Werner Enterprises, Inc.	598,290	0.6
			10,532,831	10.9

		Information Technology: 15.5%
104,500	(1)	Avaya Holdings Corp.	845,405	0.9
27,000	(1)	Cerence, Inc.	415,800	0.4
28,700	(1)	Ciena Corp.	1,142,547	1.2
66,800		Cohu, Inc.	826,984	0.9
16,400	(1)	Diodes, Inc.	666,414	0.7
21,700		Entegris, Inc.	971,509	1.0
56,200		KBR, Inc.	1,162,216	1.2
44,200		Kulicke & Soffa Industries, Inc.	922,454	1.0
15,500	(1)	Lumentum Holdings, Inc.	1,142,350	1.2
42,400	(1)	MACOM Technology Solutions Holdings, Inc.	802,632	0.8
70,900	(1)	Photronics, Inc.	727,434	0.7
17,900		Science Applications International Corp.	1,335,877	1.4
7,000	(1)	Synaptics, Inc.	405,090	0.4
13,400		SYNNEX Corp.	979,540	1.0

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
41,300	(1) Ultra Clean Holdings, Inc.	$ 569,940	0.6
25,500	(1) Verint Systems, Inc.	1,096,500	1.1
86,500	(1) Viavi Solutions, Inc.	969,665	1.0
		14,982,357	15.5

	Materials: 4.9%
35,400	Boise Cascade Co.	841,812	0.9
28,900	Carpenter Technology Corp.	563,550	0.6
120,700	Cleveland-Cliffs, Inc.	476,765	0.5
80,500	(1) Livent Corp.	422,625	0.4
24,000	Materion Corp.	840,240	0.9
76,000	Orion Engineered Carbons SA	566,960	0.6
66,000	(1) Summit Materials, Inc.	990,000	1.0
		4,701,952	4.9

	Real Estate: 8.6%
33,000	American Assets Trust, Inc.	825,000	0.9
54,600	First Industrial Realty Trust, Inc.	1,814,358	1.9
27,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	551,070	0.6
28,200	Hudson Pacific Properties, Inc.	715,152	0.7
13,200	Investors Real Estate Trust	726,000	0.7
76,900	Mack-Cali Realty Corp.	1,171,187	1.2
9,800	PS Business Parks, Inc.	1,328,096	1.4
46,400	Sabra Healthcare REIT, Inc.	506,688	0.5
78,700	Sunstone Hotel Investors, Inc.	685,477	0.7
		8,323,028	8.6

	Utilities: 6.7%
32,400	New Jersey Resources Corp.	1,100,628	1.1
16,500	ONE Gas, Inc.	1,379,730	1.4
28,600	PNM Resources, Inc.	1,086,800	1.1
28,000	Portland General Electric Co.	1,342,320	1.4
39,000	South Jersey Industries, Inc.	975,000	1.0
8,900	Southwest Gas Holdings, Inc.	619,084	0.7
		6,503,562	6.7

	Total Common Stock
	(Cost $112,637,866)	90,854,732	94.1

SHORT-TERM INVESTMENTS: 4.2%
	Mutual Funds: 4.2%
4,076,704	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.330%
	(Cost $4,076,704)	4,076,704	4.2

	Total Short-Term Investments
	(Cost $4,076,704)	4,076,704	4.2

	Total Investments in Securities (Cost $116,714,570)	$ 94,931,436	98.3
	Assets in Excess of Other Liabilities	1,662,150	1.7
	Net Assets	$ 96,593,586	100.0

(1)	Non-income producing security.

(2)	Rate shown is the 7-day yield as of March 31, 2020.

VY® Columbia Small Cap Value II Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock*	$90,854,732	$–	$–	$90,854,732
Short-Term Investments	4,076,704	–	–	4,076,704
Total Investments, at fair value	$94,931,436	$–	$–	$94,931,436

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $116,715,801.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$8,175,248
Gross Unrealized Depreciation	(29,959,613)
Net Unrealized Depreciation	$(21,784,365)